SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended											12 Months Ended		12 Months Ended
	Nov. 01, 2012	Oct. 31, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Revenues and purchases [Member]	Dec. 31, 2014 PRC [Member] USD ($)	Dec. 31, 2014 PRC [Member] CNY	Dec. 31, 2013 PRC [Member] CNY	Dec. 31, 2014 Non-PRC [Member] USD ($)	Dec. 31, 2014 Non-PRC [Member] CNY	Dec. 31, 2013 Non-PRC [Member] CNY	Dec. 31, 2014 Electronic equipment [Member]	Dec. 31, 2014 Other office and warehouse equipment [Member]	Dec. 31, 2014 Other office and warehouse equipment [Member] Minimum [Member]	Dec. 31, 2014 Other office and warehouse equipment [Member] Maximum [Member]	Dec. 31, 2014 Vehicles [Member]	Dec. 31, 2014 Leasehold improvements [Member]	Dec. 31, 2014 Leasehold improvements [Member] Minimum [Member]	Dec. 31, 2014 Leasehold improvements [Member] Maximum [Member]	Dec. 31, 2014 Buildings [Member]
Accounting Policies [Line Items]
Convenience translation of RMB to USD			6.2046
Realized gain on the available-for-sale investments upon their sales were reclassified out of accumulated other comprehensive income			$ 410	2,541
Estimated useful life														3 years		3 years	8 years	3 years		3 years	5 years	40 years
Estimated useful life																			The shorter of the expected life of leasehold improvements of 3-5 years and the lease term
Residual value														0.00%	0.00%			0.00%	0.00%			0.00%
Difference in income from continuing operations due to changes in accounting estimates						23,490
Difference in basic earnings per share due to changes in accounting estimates						0.56
Period of prepaid land lease			50 years	50 years
Gift card, expiration period	3 years	1 year
Shipping charges to customers			8,675	53,828	48,407	28,964
Value-added tax refunds received			17,088	106,025
Rebates and promotion fees recorded as a reduction of "cost of revenues"			89,742	556,811	390,855	308,162
Out-bound shipping costs			58,505	363,000	368,517	376,987
Advertising costs			58,508	363,018	250,068	185,346
Government grants received to offset fulfillment expenses					10,000
Cash, cash equivalents, held to maturity investments and time deposits								$ 76,841	476,770	331,101	$ 148,642	922,265	882,358
Concentration risk benchmark							10.00%
Depreciation of the U.S. dollar against RMB			0.81%	0.81%	1.89%
Maximum foreign equity interest in entity with an Internet content distribution business			50.00%	50.00%